Post closing events	12 Months Ended
Dec. 31, 2022
Post closing events
Post closing events

Note 17 Post closing events

TotalEnergies’ investments in India

Following the allegations against Adani Group published on January 24, 2023 by Hindenburg Research, TotalEnergies issued a statement on February 3, 2023 providing the following clarifications on its joint investments in India, in partnership with Adani since 2018.

The following table lists TotalEnergies' current stakes in partnerships with Adani:

Adani Total Private Limited	50%
Adani Total Gas Limited (quoted)	37.4%
Adani Green Energy Limited (quoted)	19.75%
AGEL23	50%

TotalEnergies' exposure resulting from these stakes represents 2.4% ($3.1 billion at December 31, 2022) of the Company's capital employed and $180 million of net operating income in 2022. These investments being accounted for under the equity method, TotalEnergies has not performed any re-evaluation in its accounts of its stakes in the listed entities ATGL and AGEL in relation to the increase in their stock values.